Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Summary of Cash and cash equivalents
Cash and cash equivalents
in € THOUS
	2018	2017
Cash	831.885	620.145
Securities and time deposits	1.313.747	357.964
Cash and cash equivalents	2.145.632	978.109